CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest income from loans	$ 3,355,920	$ 2,401,150
Origination fees	644,706	502,515
Total Revenue	4,000,626	2,903,665
Operating costs and expenses:
Interest and amortization of debt service costs	691,392	563,368
Referral fees	2,356	2,244
General and administrative expenses	1,038,849	876,906
Total operating costs and expenses	1,732,597	1,442,518
Income from operations	2,268,029	1,461,147
Other income (Note 5)	0	21,197
Impairment loss on property and equipment (Note 6)	(13,863)	0
Loss on write-down of investment in privately held company (Note 7)	(15,000)	0
Total other (loss) income, net	(28,863)	21,197
Income before income tax expense	2,239,166	1,482,344
Income tax expense	(1,595)	(27,839)
Net income	$ 2,237,571	$ 1,454,505
Basic and diluted net income per common share outstanding:
Basic (in dollars per share)	$ 0.33	$ 0.29
Diluted (in dollars per share)	$ 0.33	$ 0.29
Weighted average number of common shares outstanding
Basic (in shares)	6,759,219	5,028,645
Diluted (in shares)	6,786,610	5,058,421